Intangibles (Tables)	6 Months Ended
Jun. 30, 2020
Intangibles
Schedule of changes in intangibles

	Goodwill	Concessions	Contract right	Software	Research and development project and patents	Total
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	69	—	8	—	77
Disposals	—	(3)	—	—	—	(3)
Amortization	—	(92)	(1)	(12)	—	(105)
Translation adjustment	(514)	(1,042)	(11)	(14)	(181)	(1,762)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706
Cost	3,115	3,792	223	683	503	8,316
Accumulated amortization	—	(890)	(95)	(625)	—	(1,610)
Balance at June 30, 2020	3,115	2,902	128	58	503	6,706

	Goodwill	Concessions	Contract right	Software	Research and development project and patents (i)	Total
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Additions	—	217	—	26	497	740
Disposals	—	(12)	—	—	—	(12)
Amortization	—	(137)	(1)	(39)	—	(177)
Translation adjustment	87	46	5	3	(12)	129
Balance at June 30, 2019	3,740	4,175	141	101	485	8,642
Cost	3,740	5,253	214	984	485	10,676
Accumulated amortization	—	(1,078)	(73)	(883)	—	(2,034)
Balance at June 30, 2019	3,740	4,175	141	101	485	8,642

(i)	Refers mainly to the acquisition of New Steel Global N.V. (note 12c).